Exhibit 99.1

NISSAN AUTO LEASE TRUST 2017-A

Servicer’s Report

Collection Period Start	1-Aug-19	Distribution Date	16-Sep-19
Collection Period End	31-Aug-19	30/360 Days	30
Beg. of Interest Period	15-Aug-19	Actual/360 Days	32
End of Interest Period	16-Sep-19

SUMMARY

	Coupon Rate	Initial Balance	Beginning Balance	Ending Balance	Pool Factor
Total Portfolio		1,444,959,096.94	366,095,385.04	309,626,865.04	0.2142807
Total Securities		1,444,959,096.94	366,095,385.04	309,626,865.04	0.2142807
Class A-1 Notes	1.300000%	152,000,000.00	0.00	0.00	0.0000000
Class A-2a Notes	1.640000%	300,000,000.00	0.00	0.00	0.0000000
Class A-2b Notes	2.395130%	250,000,000.00	0.00	0.00	0.0000000
Class A-3 Notes	1.910000%	400,000,000.00	23,136,288.10	0.00	0.0000000
Class A-4 Notes	2.040000%	97,300,000.00	97,300,000.00	63,967,768.10	0.6574282
Certificates	0.000000%	245,659,096.94	245,659,096.94	245,659,096.94	1.0000000

	Principal Payment Due	Interest Payment	Principal per $1000 Face Amount	Interest per $1000 Face Amount
Class A-1 Notes	0.00	0.00	0.0000000	0.0000000
Class A-2a Notes	0.00	0.00	0.0000000	0.0000000
Class A-2b Notes	0.00	0.00	0.0000000	0.0000000
Class A-3 Notes	23,136,288.10	36,825.26	57.8407203	0.0920632
Class A-4 Notes	33,332,231.90	165,410.00	342.5717564	1.7000000
Certificates	0.00	0.00	0.0000000	0.0000000
Total Securities	56,468,520.00	202,235.26

I. COLLECTIONS

Lease Payments: (Lease SUBI)
Monthly Principal					4,979,028.86
Monthly Interest					2,203,684.10

Total Monthly Payments					7,182,712.96
Interest Rate Cap Payments					0.00
Advances:
Aggregate Monthly Payment Advances					260,102.56
Aggregate Sales Proceeds Advance					19,810,865.45

Total Advances					20,070,968.01
Vehicle Disposition Proceeds:
Repurchase Payments					0.00
Recoveries					0.00
Net Liquidation Proceeds (includes Reallocation Payments and Net Auction Proceeds)					60,294,152.70
Excess Wear and Tear and Excess Mileage					615,698.30
Remaining Payoffs					0.00
Net Insurance Proceeds					456,005.89
Residual Value Surplus					3,778,432.16

Total Collections					92,397,970.02

Vehicle Disposition Activity for the current month - Terminated and Sold (included in Vehicle Disposition Proceeds)		Reallocation Payments and Net Auction Proceeds	Net Insurance Sales	Lease Payoffs	Count
Early Termination		23,092,922.60			1,392
Involuntary Repossession		326,271.35			24
Voluntary Repossession		16,521.00			2
Full Termination		22,164,438.00			1,505
Bankruptcty		57,594.00			3
Insurance Payoff			452,376.42		27
Customer Payoff				463,272.46	28
Grounding Dealer Payoff				14,748,397.86	884
Dealer Purchase				1,704,060.82	91

Total		45,657,746.95	452,376.42	16,915,731.14	3,956

II. COLLATERAL POOL BALANCE DATA

	Number	Book Amount	Discount Rate	Securitization Value
Pool Balance - Beginning of Period	22,613	443,795,872.04	7.00000%	366,095,385.04
Total Depreciation Received		(6,452,120.40)		(5,097,548.58)
Principal Amount of Gross Losses	(60)	(1,075,151.11)		(883,997.17)
Repurchase / Reallocation	0	0.00		0.00
Early Terminations	(1,109)	(20,780,694.01)		(16,897,360.26)
Scheduled Terminations	(2,363)	(40,756,224.32)		(33,589,613.99)

Pool Balance - End of Period	19,081	374,731,682.20		309,626,865.04
Remaining Pool Balance
Lease Payment				24,507,554.78
Residual Value				285,119,310.26

Total				309,626,865.04

NISSAN AUTO LEASE TRUST 2017-A

Servicer’s Report

III. DISTRIBUTIONS

Total Collections	92,397,970.02
Reserve Amounts Available for Distribution	0.00

Total Available for Distribution	92,397,970.02
1. Amounts due Indenture Trustee as Compensation or Indemnity	0.00
2. Reimbursement of Payment Advance	293,512.72
3. Reimbursement of Sales Proceeds Advance	26,095,398.15
4. Servicing Fee:
Servicing Fee Due	305,079.49
Servicing Fee Paid	305,079.49
Servicing Fee Shortfall	0.00

Total Trustee, Advances and Servicing Fee Paid	26,693,990.36
5. Interest:
Class A-1 Notes Monthly Interest
Class A-1 Notes Interest Carryover Shortfall	0.00
Class A-1 Notes Interest on Interest Carryover Shortfall	0.00
Class A-1 Notes Monthly Available Interest Distribution Amount	0.00
Class A-1 Notes Monthly Interest Paid	0.00
Chg in Class A-1 Notes Int. Carryover Shortfall	0.00
Class A-2a Notes Monthly Interest
Class A-2a Notes Interest Carryover Shortfall	0.00
Class A-2a Notes Interest on Interest Carryover Shortfall	0.00
Class A-2a Notes Monthly Available Interest Distribution Amount	0.00
Class A-2a Notes Monthly Interest Paid	0.00
Chg in Class A-2a Notes Int. Carryover Shortfall	0.00
Class A-2b Notes Monthly Interest
Class A-2b Notes Interest Carryover Shortfall	0.00
Class A-2b Notes Interest on Interest Carryover Shortfall	0.00
Class A-2b Notes Monthly Available Interest Distribution Amount	0.00
Class A-2b Notes Monthly Interest Paid	0.00
Chg in Class A-2b Notes Int. Carryover Shortfall	0.00
Class A-3 Notes Monthly Interest
Class A-3 Notes Interest Carryover Shortfall	0.00
Class A-3 Notes Interest on Interest Carryover Shortfall	0.00
Class A-3 Notes Monthly Available Interest Distribution Amount	36,825.26
Class A-3 Notes Monthly Interest Paid	36,825.26
Chg in Class A-3 Notes Int. Carryover Shortfall	0.00
Class A-4 Monthly Interest
Class A-4 Notes Interest Carryover Shortfall	0.00
Class A-4 Notes Interest on Interest Carryover Shortfall	0.00
Class A-4 Notes Monthly Available Interest Distribution Amount	165,410.00
Class A-4 Notes Monthly Interest Paid	165,410.00
Chg in Class A-4 Notes Int. Carryover Shortfall	0.00
Certificate Monthly Interest
Certificate Interest Carryover Shortfall	0.00
Certificate Interest on Interest Carryover Shortfall	0.00
Certificate Monthly Available Interest Distribution Amount	0.00
Certificate Monthly Interest Paid	0.00
Chg in Certificate Int. Carryover Shortfall	0.00
Total Note and Certificate Monthly Interest
Total Note and Certificate Monthly Interest Due	202,235.26
Total Note and Certificate Monthly Interest Paid	202,235.26
Total Note and Certificate Interest Carryover Shortfall	0.00
Chg in Total Note and Certificate Int. Carryover Shortfall	0.00
Total Available for Principal Distribution	65,501,744.40
6. Total Monthly Principal Paid on the Notes
Total Monthly Principal Paid on the Class A Notes	56,468,520.00
Total Class A Noteholders’ Principal Carryover Shortfall	0.00
Total Class A Noteholders’ Principal Distributable Amount	56,468,520.00
Chg in Total Class A Noteholders’ Principal Carryover Shortfall	0.00
7. Total Monthly Principal Paid on the Certificates	0.00
Total Certificateholders’ Principal Carryover Shortfall	0.00
Total Certificateholders’ Principal Distributable Amount	0.00
Chg in Total Certificateholders’ Principal Carryover Shortfall	0.00
Remaining Available Collections	9,033,224.40

NISSAN AUTO LEASE TRUST 2017-A

Servicer’s Report

IV. RESERVE ACCOUNT

Initial Reserve Account Amount			7,224,795.48
Required Reserve Account Amount			21,674,386.46
Beginning Reserve Account Balance			21,674,386.46
Additional Cash Infusion			0.00
Reinvestment Income for the Period			0.00
Reserve Fund Available for Distribution			21,674,386.46
Reserve Fund Draw Amount			0.00
Deposit of Remaining Available Collections			9,033,224.40
Gross Reserve Account Balance			30,707,610.86
Remaining Available Collections Released to Seller			9,033,224.40
Total Ending Reserve Account Balance			21,674,386.46

V. POOL STATISTICS

Weighted Average Remaining Maturity			3.67
Monthly Prepayment Speed			89%
Lifetime Prepayment Speed			77%

		$	units
Recoveries of Defaulted and Casualty Receivables		1,041,423.09
Securitization Value of Defaulted Receivables and Casualty Receivables		883,997.17	60
Aggregate Defaulted and Casualty Gain (Loss)		157,425.92
Pool Balance at Beginning of Collection Period		366,095,385.04
Net Loss Ratio
Current Collection Period		0.0430%
Preceding Collection Period		-0.0223%
Second Preceding Collection Period		0.0150%
Third Preceding Collection Period		0.0378%
Cumulative Net Losses for all Periods		0.2173%	3,139,581.01

	% of BOP Pool Balance	Amount	Number
Delinquent Receivables:
31-60 Days Delinquent	0.55%	2,025,169.40	144
61-90 Days Delinquent	0.35%	1,279,959.08	87
91-120 Days Delinquent	0.13%	482,920.71	34
More than 120 Days	0.01%	51,126.14	4

Total Delinquent Receivables:	1.03%	3,839,175.33	269

		Amount	Number
61+ Days Delinquencies as Percentage of Receivables
Current Collection Period		0.50%	0.55%
Preceding Collection Period		0.36%	0.40%
Second Preceding Collection Period		0.33%	0.36%
Third Preceding Collection Period		0.25%	0.27%
60 Day Delinquent Receivables		1,933,959.17
Delinquency Percentage		0.53%
Delinquency Trigger		4.40%
Does the Delinquency Percentage exceed the Delinquency Trigger?		No

		$	units
Aggregate Sales Performance of Auctioned Vehicles
Sales Proceeds		45,257,360.60	2,897
Securitization Value		42,508,510.70	2,897

Aggregate Residual Value Surplus (Loss)		2,748,849.90

		$	units
Cumulative Sales Performance of Auctioned Vehicles
Cumulative Sales Proceeds		550,142,480.37	37,006
Cumulative Securitization Value		540,112,621.39	37,006

Cumulative Residual Value Surplus (Loss)		10,029,858.98

VI. RECONCILIATION OF ADVANCES

Beginning Balance of Residual Advance			30,806,753.60
Reimbursement of Outstanding Advance			26,095,398.15
Additional Advances for current period			19,810,865.45

Ending Balance of Residual Advance			24,522,220.90

Beginning Balance of Payment Advance			687,986.72
Reimbursement of Outstanding Payment Advance			293,512.72
Additional Payment Advances for current period			260,102.56

Ending Balance of Payment Advance			654,576.56

NISSAN AUTO LEASE TRUST 2017-A

Servicer’s Report

VII. STATEMENTS TO NOTEHOLDERS

1. Has there been any material change in practices with respect to charge-offs, collection and management of delinquent Leases, and the effect of any grace period, re-aging, re-structuring, partial payments or other practices on delinquency and loss experience?

NO

2. Have there been any material modifications, extensions or waivers to Lease terms, fees, penalties or payments during the Collection Period?	NO

3. Have there been any material breaches of representations, warranties or covenants contained in the Leases?	NO

4. Has there been any new issuance of notes or other securities backed by the SUBI Assets?	NO

5. Has there been any material additions, removals or substitutions of SUBI Assets, or repurchases of SUBI Assets?	NO

6. Has there been any material change in the underwriting, origination or acquisition of Leases?	NO